APPENDIX I   			United States
Securities and Exchange Commission
Washington, D.C.20549

FORM 24F2
Annual Notice of Securities Sold
Pursuant to Rule 24f2

Read instructions at end of Form before preparing Form

1. Name and address of issuer
              Fixed Income SHares
              1345 Avenue of the Americas
              New York, New York 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of (classes)


3. Investment Company Act File Number, 811 09721



Securities Act File Number, 333 92415




4. (a). Last day of fiscal year for which this Form is filed October 31, 2005



4. (b).  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)


Note If the Form is being filed late, interest must be paid on the registration fee due.



4. (c). Check box if this is the last time the issuer will be filing this Form


5. Calculation of registration fee

I. Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f)$3,232,852,471

II. Aggregate price of securities redeemed or Repurchased during the fiscal year.$(1,933,634,552)

III. Aggregate price of Securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission,
	$__0__


IV.Total available redemption credits (add Items (II) and
 5(III).   $(1,933,634,552)

V Net sales, if Item 5(IV) is greater than Item 5(IV)
subtract Item 5(IV) from Item 5(I).	$1,299,217,919

VI. Redemption credits available for use in future years
 	$(_______)

If Item 5(I) is less than Item 5(IV)subtract Item
5(IV) from Item 5(I),

VII. Multiplier for determining registration fee (See
X .000107 Instruction C.9).

VIII. Registration fee due multiply Item 5(V) by Item
		$139,016.31
5(VII) (enter ,0, if no fee is due)

6. Prepaid Shares

If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e2 as in effect before October 11, 1997 then report the amount of securities (number of shares or units) deducted here_0_.
  If there is a number of shares or other units that were registered pursuant to rule 24e2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here _0_.


7. Interest due, if this Form is being filed more than
90 days after the end of the issuers fiscal year (see
instruction D),	$_0_

8. Total of the amount of the registration fee
due plus any interest due line 5(VIII) plus line 7,
$139,016.31


9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository

Method of Delivery,
	x Wire Transfer

        Mail or other means

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title) Lawrence G. Altadonna

			      _Treasurer___________


Date ____1-04-06__________

		Please print the name and title of the signing officer below the signature.